Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

	As of December 31,
in USD ‘000	2021	2020
Bank deposits	54,734	31,183
Interest bearing deposits	-	-
Total cash and cash equivalents	54,734	31,183

Split by currency:

	2021	2020
CHF	1%	2%
USD	96%	87%
EUR	1%	11%
GBP	1%	0%